Note 20 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 188,019	$ 138,651
Country of domicile [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	61,207	57,196
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	0
MEXICO | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	100,880	59,943
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	0
United States1 [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,262	$ 1,214
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 0